GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 11, 2021 USD ($) shares	Oct. 05, 2020 USD ($) shares	Sep. 03, 2020 $ / shares shares	Jul. 06, 2020	Jul. 22, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2023 ₪ / shares shares	Apr. 30, 2022 shares	Mar. 11, 2021 ₪ / shares shares	Mar. 11, 2021 $ / shares shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares
Subsidiary, Sale of Stock [Line Items]
Net loss						$ (8,792)	$ (7,246)	$ (4,053)
Accumulated deficit						(32,519)	(23,727)
Cash						10,191
Reverse split				1-for-3 reverse split
Proceeds from exercise of warrants					$ 1,930	$ 0	1,930	0
Number of ordinary shares called by warrants | shares					419,673	3,950,217
Warrants Issued to purchase aggregate ordinary shares | shares						52,173
Warrants exercise price | $ / shares						$ 5.06							$ 100	$ 100
Share-based compensation to employees						$ 1,389	812	38
Cash used in operating activities						$ (6,459)	$ (6,553)	$ (2,557)
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued | shares									86,965
Original issue price per share | ₪ / shares									₪ 0.03
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of warrants	$ 6,000
Number of ordinary shares called by warrants | shares											1,304,346	1,304,346
Warrants Issued to purchase aggregate ordinary shares | shares	652,173
Combined purchase price | (per share)											₪ 0.03	$ 4.6
Proceeds from issuance of private placement	$ 5,554
Warrants exercise price | $ / shares												$ 4.6
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued | shares			2,500,000
Original issue price per share | $ / shares			$ 8
Warrants expired			5 years
Warrants exercise price | $ / shares			$ 8.8			$ 8.8
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of warrants		$ 20,000
Net proceeds after deducting underwriting discounts and commissions		$ 17,300
Number of ordinary shares called by warrants | shares		375,000
Proceeds from issuance of private placement		$ 3,000
2019 Plan [Member] | Board Of Director [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued | shares										1,000,000